Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 CNY (¥) Segment shares	Dec. 31, 2023 USD ($) Segment shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 01, 2022	Dec. 31, 2020 CNY (¥)
Significant Accounting Policies [Line Items]
Cash at bank and demand deposits					¥ 3,000		¥ 61,100			$ 400	$ 8,800
Cash and cash equivalent	¥ 5,000		¥ 21,941		9,600		69,895	¥ 63,461	$ 689	1,316			¥ 109,916
Restricted cash	4,339				6,429		6,948		$ 597	$ 905
Impairment loss							69,853
Impairment charge related to long-lived assets	300	$ 41	1,515		1,515	$ 213	19,743
Total unearned revenues					5,400		5,100
Revenue recognized from customers							14,900	23,700
Advertising and promotional expenses					¥ 98,500		¥ 57,600	¥ 140,100
Percentage of equity interests acquired from non-controlling shareholders												45.00%
Number of operating segment (in Segment) | Segment					1	1
Number of reportable segment (in Segment) | Segment					1	1
Impairment charge	¥ 300		¥ 1,500
Restricted Stock [Member]
Significant Accounting Policies [Line Items]
Number of shares excluded from calculation of diluted net loss per share (in Shares) | shares					3,880,000	3,880,000	3,573,750	6,034,250
Prc subsidiaries [Member]
Significant Accounting Policies [Line Items]
Cash and cash equivalent					¥ 6,600		¥ 12,700
Percentage of cash and cash equivalents					68.50%	68.50%	18.20%
Contract Liabilities [Member]
Significant Accounting Policies [Line Items]
Revenue recognized from customers					¥ 5,000
Customer Two [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Percentage of revenue							10.00%
Customer Two [Member] | Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Significant Accounting Policies [Line Items]
Percentage of revenue							17.90%
Customer Three [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Percentage of revenue					10.00%	10.00%
Customer One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Percentage of revenue	10.00%	10.00%	10.00%	10.00%
Customer One [Member] | Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Significant Accounting Policies [Line Items]
Percentage of revenue					16.10%	16.10%	24.10%	18.70%
Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Percentage of revenue	11.50%	11.50%
Other Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Percentage of revenue	10.00%	10.00%
Other Noncurrent Assets [Member]
Significant Accounting Policies [Line Items]
Impairment charge related to long-lived assets					¥ 1,500		¥ 19,700
US [Member]
Significant Accounting Policies [Line Items]
Convenience translation	1				1				1	1
RMB [Member]
Significant Accounting Policies [Line Items]
Convenience translation	7.2672				7.0999				7.2672	7.0999